Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets
Goodwill

	Dec. 31,	2014	2014	Dec. 31,	2015	2015	Dec. 31,
	2013	acquisition	translation	2014	acquisition	translation	2015
(Millions)	Balance	activity	and other	Balance	activity	and other	Balance
Industrial	$2,171	$—	$(129)	$2,042	$637	$(106)	$2,573
Safety and Graphics	1,740	—	(90)	1,650	1,764	(72)	3,342
Health Care	1,596	65	(72)	1,589	94	(59)	1,624
Electronics and Energy	1,607	—	(53)	1,554	—	(44)	1,510
Consumer	231	—	(16)	215	—	(15)	200
Total Company	$7,345	$65	$(360)	$7,050	$2,495	$(296)	$9,249

Acquired Intangible Assets

(Millions)	2015	2014
Customer related intangible assets	$1,973	$1,348
Patents	616	581
Other technology-based intangible assets	525	407
Definite-lived tradenames	421	401
Other amortizable intangible assets	216	221
Total gross carrying amount	$3,751	$2,958

Accumulated amortization — customer related	(668)	(597)
Accumulated amortization — patents	(481)	(472)
Accumulated amortization — other technology based	(252)	(215)
Accumulated amortization — definite-lived tradenames	(215)	(195)
Accumulated amortization — other	(169)	(167)
Total accumulated amortization	$(1,785)	$(1,646)

Total finite-lived intangible assets — net	$1,966	$1,312

Non-amortizable intangible assets (primarily tradenames)	635	123
Total intangible assets — net	$2,601	$1,435

Schedule of amortization expense for acquired intangible assets	Amortization expense for the years ended December 31 follows:

(Millions)	2015	2014	2013
Amortization expense	$229	$228	$236

Schedule of expected amortization expense for acquired amortizable intangible assets

Expected amortization expense for acquired amortizable intangible assets recorded as of December 31, 2015 follows:

						After
(Millions)	2016	2017	2018	2019	2020	2020
Amortization expense	$252	$226	$205	$192	$183	$908